GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 16, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2022
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Goodwill		$ 6,748	$ 0
Mod Cloth
Finite-Lived Intangible Assets [Line Items]
Goodwill		6,700		$ 6,748
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 224	$ 44
Contract Acquisition [Member] | Master Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	$ 2,000